UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               ADYM W. RYGMYR
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  APRIL 30, 2012

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED APRIL 30, 2012


[LOGO OF USAA]
    USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA GROWTH & INCOME FUND
APRIL 30, 2012

                                                                      (Form N-Q)

48489-0612                                   (C)2012, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA GROWTH & INCOME FUND
April 30, 2012 (unaudited)

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            EQUITY SECURITIES (98.6%)

            COMMON STOCKS (98.3%)

            CONSUMER DISCRETIONARY (12.2%)
            ------------------------------
            ADVERTISING (0.3%)
   63,777   Omnicom Group, Inc.                                       $    3,272
                                                                      ----------
            APPAREL RETAIL (0.4%)
   52,294   Buckle, Inc.                                                   2,415
   69,300   Chico's FAS, Inc.                                              1,065
   14,100   Ross Stores, Inc.                                                868
                                                                      ----------
                                                                           4,348
                                                                      ----------
            APPAREL, ACCESSORIES & LUXURY GOODS (1.0%)
   94,400   Coach, Inc.                                                    6,906
   90,500   Hanesbrands, Inc.*                                             2,554
   17,500   Polo Ralph Lauren Corp.                                        3,015
                                                                      ----------
                                                                          12,475
                                                                      ----------
            AUTO PARTS & EQUIPMENT (0.3%)
  119,200   Johnson Controls, Inc.                                         3,811
                                                                      ----------
            AUTOMOBILE MANUFACTURERS (0.5%)
  234,100   General Motors Co.*                                            5,384
                                                                      ----------
            AUTOMOTIVE RETAIL (0.3%)
   34,800   Advance Auto Parts, Inc.                                       3,195
                                                                      ----------
            BROADCASTING (0.3%)
  119,555   CBS Corp. "B"                                                  3,987
                                                                      ----------
            CABLE & SATELLITE (1.0%)
  404,905   Comcast Corp. "A"                                             12,281
                                                                      ----------
            CASINOS & GAMING (0.3%)
  180,300   International Game Technology                                  2,809
   18,400   Las Vegas Sands Corp.                                          1,021
                                                                      ----------
                                                                           3,830
                                                                      ----------
            COMPUTER & ELECTRONICS RETAIL (0.1%)
   44,800   Rent-A-Center, Inc.                                            1,533
                                                                      ----------
            DEPARTMENT STORES (1.1%)
  128,400   Kohl's Corp.                                                   6,437
  111,800   Macy's, Inc.                                                   4,586
   33,020   Nordstrom, Inc.                                                1,844
                                                                      ----------
                                                                          12,867
                                                                      ----------
            EDUCATION SERVICES (0.3%)
   61,035   ITT Educational Services, Inc.*                                4,030
                                                                      ----------
            FOOTWEAR (0.1%)
   21,400   Deckers Outdoor Corp.*                                         1,092
                                                                      ----------

================================================================================

1  | USAA Growth & Income Fund

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            GENERAL MERCHANDISE STORES (0.4%)
    2,500   Big Lots, Inc.*                                           $       91
   65,820   Dollar General Corp.*                                          3,124
   37,400   Target Corp.                                                   2,167
                                                                      ----------
                                                                           5,382
                                                                      ----------
            HOME FURNISHINGS (0.1%)
   16,300   Tempur-Pedic International, Inc.*                                959
                                                                      ----------
            HOME IMPROVEMENT RETAIL (0.6%)
   66,864   Home Depot, Inc.                                               3,463
  137,285   Lowe's Companies, Inc.                                         4,320
                                                                      ----------
                                                                           7,783
                                                                      ----------
            HOMEBUILDING (0.2%)
  155,100   D.R. Horton, Inc.                                              2,536
                                                                      ----------
            HOMEFURNISHING RETAIL (0.1%)
   24,300   Bed Bath & Beyond, Inc.*                                       1,710
                                                                      ----------
            HOTELS, RESORTS & CRUISE LINES (0.5%)
   94,400   Carnival Corp.                                                 3,067
   98,400   Royal Caribbean Cruises Ltd.                                   2,693
                                                                      ----------
                                                                           5,760
                                                                      ----------
            HOUSEWARES & SPECIALTIES (0.1%)
   51,600   Newell Rubbermaid, Inc.                                          939
                                                                      ----------
            INTERNET RETAIL (2.3%)
   94,236   Amazon.com, Inc.*                                             21,854
  207,370   Blue Nile, Inc.*                                               6,279
                                                                      ----------
                                                                          28,133
                                                                      ----------
            LEISURE PRODUCTS (0.1%)
   35,570   Mattel, Inc.                                                   1,195
                                                                      ----------
            MOVIES & ENTERTAINMENT (1.1%)
  232,900   Time Warner, Inc.                                              8,724
  110,600   Viacom, Inc. "B"                                               5,131
                                                                      ----------
                                                                          13,855
                                                                      ----------
            RESTAURANTS (0.6%)
  115,210   Starbucks Corp.                                                6,611
                                                                      ----------
            SPECIALIZED CONSUMER SERVICES (0.1%)
   85,900   Service Corp. International                                      995
                                                                      ----------
            Total Consumer Discretionary                                 147,963
                                                                      ----------
            CONSUMER STAPLES (6.3%)
            -----------------------
            BREWERS (0.2%)
   66,918   SABMiller plc ADR                                              2,829
                                                                      ----------
            DISTILLERS & VINTNERS (0.1%)
   15,400   Diageo plc ADR                                                 1,557
                                                                      ----------
            DRUG RETAIL (0.5%)
   57,200   CVS Caremark Corp.                                             2,552
  100,300   Walgreen Co.                                                   3,517
                                                                      ----------
                                                                           6,069
                                                                      ----------
            HOUSEHOLD PRODUCTS (1.5%)
   46,540   Clorox Co.                                                     3,263
   67,200   Colgate-Palmolive Co.                                          6,649
  120,937   Procter & Gamble Co.                                           7,696
                                                                      ----------
                                                                          17,608
                                                                      ----------

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                                                   Portfolio of Investments |  2

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            HYPERMARKETS & SUPER CENTERS (0.2%)
   38,600   Wal-Mart Stores, Inc.                                     $    2,274
                                                                      ----------
            PACKAGED FOODS & MEAT (1.7%)
  753,151   Danone S.A. ADR                                               10,589
  159,300   Kraft Foods, Inc. "A"                                          6,351
   62,338   McCormick & Co., Inc.                                          3,486
                                                                      ----------
                                                                          20,426
                                                                      ----------
            SOFT DRINKS (0.4%)
   27,255   Coca-Cola Co.                                                  2,080
   50,005   PepsiCo, Inc.                                                  3,300
                                                                      ----------
                                                                           5,380
                                                                      ----------
            TOBACCO (1.7%)
   82,200   Altria Group, Inc.                                             2,648
   23,700   Imperial Tobacco Group plc ADR                                 1,896
   24,400   Lorillard, Inc.                                                3,301
  107,935   Philip Morris International, Inc.                              9,661
   71,500   Reynolds American, Inc.                                        2,919
                                                                      ----------
                                                                          20,425
                                                                      ----------
            Total Consumer Staples                                        76,568
                                                                      ----------
            ENERGY (9.1%)
            -------------
            COAL & CONSUMABLE FUELS (0.2%)
  100,400   Peabody Energy Corp.                                           3,123
                                                                      ----------
            INTEGRATED OIL & GAS (3.0%)
   93,000   BP plc ADR                                                     4,037
   12,300   Chevron Corp.                                                  1,311
   62,200   ConocoPhillips                                                 4,455
  166,815   Exxon Mobil Corp.                                             14,403
  109,600   Hess Corp.                                                     5,715
   39,600   Murphy Oil Corp.                                               2,177
   44,400   Occidental Petroleum Corp.                                     4,050
   28,335   Petroleo Brasileiro S.A. ADR                                     667
                                                                      ----------
                                                                          36,815
                                                                      ----------
            OIL & GAS DRILLING (1.7%)
   40,000   Atwood Oceanics, Inc.*                                         1,773
  107,400   ENSCO International plc ADR                                    5,869
  247,235   Noble Corp.*                                                   9,410
   83,400   SeaDrill Ltd.                                                  3,264
                                                                      ----------
                                                                          20,316
                                                                      ----------
            OIL & GAS EQUIPMENT & SERVICES (1.9%)
  110,400   Baker Hughes, Inc.                                             4,870
   28,000   Cameron International Corp.*                                   1,435
  429,500   McDermott International, Inc.*                                 4,853
   25,195   National-Oilwell Varco, Inc.                                   1,909
  132,013   Schlumberger Ltd.                                              9,787
                                                                      ----------
                                                                          22,854
                                                                      ----------
            OIL & GAS EXPLORATION & PRODUCTION (2.0%)
   18,450   Anadarko Petroleum Corp.                                       1,351
    8,500   Apache Corp.                                                     816
   39,520   Cobalt International Energy, Inc.*                             1,058
   60,700   EOG Resources, Inc.                                            6,665
  101,500   Marathon Oil Corp.                                             2,978
   68,700   Newfield Exploration Co.*                                      2,466
  134,000   Ultra Petroleum Corp.*                                         2,648
  105,550   Whiting Petroleum Corp.*                                       6,037
                                                                      ----------
                                                                          24,019
                                                                      ----------


================================================================================

3  | USAA Growth & Income Fund

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            OIL & GAS STORAGE & TRANSPORTATION (0.3%)
  120,750   Spectra Energy Corp.                                      $    3,712
                                                                      ----------
            Total Energy                                                 110,839
                                                                      ----------
            FINANCIALS (17.6%)
            ------------------
            ASSET MANAGEMENT & CUSTODY BANKS (3.0%)
  105,980   Ameriprise Financial, Inc.                                     5,745
   30,097   Franklin Resources, Inc.                                       3,778
  224,000   Invesco Ltd.                                                   5,564
  155,507   Legg Mason, Inc.                                               4,054
  588,630   SEI Investments Co.                                           11,885
   61,800   State Street Corp.                                             2,856
   89,300   Waddell & Reed Financial, Inc. "A"                             2,856
                                                                      ----------
                                                                          36,738
                                                                      ----------
            CONSUMER FINANCE (2.3%)
  182,481   American Express Co.                                          10,987
  131,700   Capital One Financial Corp.                                    7,307
  158,600   Discover Financial Services                                    5,376
  325,600   SLM Corp.                                                      4,829
                                                                      ----------
                                                                          28,499
                                                                      ----------
            DIVERSIFIED BANKS (2.4%)
  222,800   U.S. Bancorp                                                   7,167
  644,660   Wells Fargo & Co.                                             21,551
                                                                      ----------
                                                                          28,718
                                                                      ----------
            INSURANCE BROKERS (0.2%)
   78,400   Willis Group Holdings Ltd. plc                                 2,859
                                                                      ----------
            INVESTMENT BANKING & BROKERAGE (1.5%)
   12,300   Goldman Sachs Group, Inc.                                      1,416
  271,838   Greenhill & Co., Inc.                                         10,561
  383,900   Morgan Stanley                                                 6,634
                                                                      ----------
                                                                          18,611
                                                                      ----------
            LIFE & HEALTH INSURANCE (1.5%)
  158,255   AFLAC, Inc.                                                    7,128
  209,200   Lincoln National Corp.                                         5,182
  157,000   MetLife, Inc.                                                  5,656
                                                                      ----------
                                                                          17,966
                                                                      ----------
            OTHER DIVERSIFIED FINANCIAL SERVICES (2.9%)
  239,100   Bank of America Corp.                                          1,939
  451,615   Citigroup, Inc.                                               14,922
  422,855   JPMorgan Chase & Co.                                          18,174
                                                                      ----------
                                                                          35,035
                                                                      ----------
            PROPERTY & CASUALTY INSURANCE (0.6%)
  196,412   Assured Guaranty Ltd.                                          2,785
   24,600   Chubb Corp.                                                    1,798
  111,180   XL Group plc                                                   2,391
                                                                      ----------
                                                                           6,974
                                                                      ----------
            REGIONAL BANKS (0.7%)
  225,300   Fifth Third Bancorp                                            3,206
   70,880   PNC Financial Services Group, Inc.                             4,701
                                                                      ----------
                                                                           7,907
                                                                      ----------
            REITs - MORTGAGE (0.5%)
  166,400   American Capital Agency Corp.                                  5,198
   91,000   Annaly Capital Management, Inc.                                1,485
                                                                      ----------
                                                                           6,683
                                                                      ----------

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                                                   Portfolio of Investments |  4

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            REITs - OFFICE (0.4%)
   62,200   Digital Realty Trust, Inc.                                $    4,671
                                                                      ----------
            REITs - RESIDENTIAL (0.3%)
   19,600   Essex Property Trust, Inc.                                     3,096
                                                                      ----------
            SPECIALIZED FINANCE (1.1%)
   16,800   CME Group, Inc.                                                4,466
  228,548   MSCI, Inc. "A"*                                                8,362
                                                                      ----------
                                                                          12,828
                                                                      ----------
            THRIFTS & MORTGAGE FINANCE (0.2%)
  200,300   New York Community Bancorp, Inc.                               2,702
                                                                      ----------
            Total Financials                                             213,287
                                                                      ----------
            HEALTH CARE (12.8%)
            -------------------
            BIOTECHNOLOGY (1.8%)
  115,300   Acorda Therapeutics, Inc.*                                     2,910
   40,700   Alexion Pharmaceuticals, Inc.*                                 3,676
  107,000   Alnylam Pharmaceuticals, Inc.*                                 1,219
   78,715   Amgen, Inc.                                                    5,597
   27,900   Cubist Pharmaceuticals, Inc.*                                  1,180
  136,100   Gilead Sciences, Inc.*                                         7,079
                                                                      ----------
                                                                          21,661
                                                                      ----------
            HEALTH CARE DISTRIBUTORS (0.4%)
  102,730   Cardinal Health, Inc.                                          4,342
                                                                      ----------
            HEALTH CARE EQUIPMENT (3.2%)
  163,900   Baxter International, Inc.                                     9,082
   42,655   Covidien plc                                                   2,356
  318,591   Medtronic, Inc.                                               12,170
  140,975   St. Jude Medical, Inc.                                         5,458
  147,014   Zimmer Holdings, Inc.                                          9,252
                                                                      ----------
                                                                          38,318
                                                                      ----------
            HEALTH CARE FACILITIES (0.4%)
  159,800   HCA Holdings, Inc.                                             4,302
   28,400   Universal Health Services, Inc. "B"                            1,213
                                                                      ----------
                                                                           5,515
                                                                      ----------
            HEALTH CARE SERVICES (0.3%)
   90,400   Omnicare, Inc.                                                 3,150
                                                                      ----------
            LIFE SCIENCES TOOLS & SERVICES (0.6%)
   37,100   Agilent Technologies, Inc.                                     1,565
   29,200   Bio-Rad Laboratories, Inc. "A"*                                3,153
   92,700   Bruker Corp.*                                                  1,393
   14,100   Waters Corp.*                                                  1,186
                                                                      ----------
                                                                           7,297
                                                                      ----------
            MANAGED HEALTH CARE (2.0%)
  174,750   CIGNA Corp.                                                    8,079
  106,200   Coventry Health Care, Inc.                                     3,185
   13,400   Humana, Inc.                                                   1,081
  155,800   UnitedHealth Group, Inc.                                       8,748
   54,328   WellPoint, Inc.                                                3,684
                                                                      ----------
                                                                          24,777
                                                                      ----------
            PHARMACEUTICALS (4.1%)
   42,200   Allergan, Inc.                                                 4,051
   66,400   Eli Lilly and Co.                                              2,748
  137,000   Hospira, Inc.*                                                 4,811
   55,500   Johnson & Johnson                                              3,613
  358,434   Merck & Co., Inc.                                             14,065


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5  | USAA Growth & Income Fund

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
   83,900   Mylan, Inc.*                                              $    1,822
  125,618   Novartis AG ADR                                                6,930
  199,086   Pfizer, Inc.                                                   4,565
   42,000   Sanofi ADR                                                     1,604
  131,060   Teva Pharmaceutical Industries Ltd. ADR                        5,995
                                                                      ----------
                                                                          50,204
                                                                      ----------
            Total Health Care                                            155,264
                                                                      ----------
            INDUSTRIALS (11.2%)
            -------------------
            AEROSPACE & DEFENSE (2.9%)
   60,100   BE Aerospace, Inc.*                                            2,827
  136,820   Boeing Co.                                                    10,508
   15,900   Exelis, Inc.                                                     183
  128,700   General Dynamics Corp.                                         8,687
   90,590   Honeywell International, Inc.                                  5,495
   42,600   L-3 Communications Holdings, Inc.                              3,133
    5,550   Precision Castparts Corp.                                        979
   69,400   Raytheon Co.                                                   3,757
                                                                      ----------
                                                                          35,569
                                                                      ----------
            AIR FREIGHT & LOGISTICS (2.1%)
  273,883   Expeditors International of Washington, Inc.                  10,955
   56,000   FedEx Corp.                                                    4,941
  114,828   United Parcel Service, Inc. "B"                                8,973
                                                                      ----------
                                                                          24,869
                                                                      ----------
            BUILDING PRODUCTS (0.2%)
  195,900   Masco Corp.                                                    2,582
                                                                      ----------
            CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.4%)
    4,500   Cummins, Inc.                                                    521
   63,815   Joy Global, Inc.                                               4,516
                                                                      ----------
                                                                           5,037
                                                                      ----------
            ELECTRICAL COMPONENTS & EQUIPMENT (0.3%)
   49,490   Belden, Inc.                                                   1,721
   41,800   Emerson Electric Co.                                           2,196
                                                                      ----------
                                                                           3,917
                                                                      ----------
            HUMAN RESOURCE & EMPLOYMENT SERVICES (0.2%)
   46,500   Manpower, Inc.                                                 1,981
                                                                      ----------
            INDUSTRIAL CONGLOMERATES (0.5%)
  282,620   General Electric Co.                                           5,534
                                                                      ----------
            INDUSTRIAL MACHINERY (2.4%)
   52,800   Eaton Corp.                                                    2,544
   36,410   Flowserve Corp.                                                4,185
  232,200   Illinois Tool Works, Inc.                                     13,324
    7,950   ITT Corp.                                                        178
   29,200   SPX Corp.                                                      2,242
   89,200   Stanley Black & Decker, Inc.                                   6,526
   15,900   Xylem, Inc.                                                      443
                                                                      ----------
                                                                          29,442
                                                                      ----------
            RAILROADS (0.6%)
   96,900   Norfolk Southern Corp.                                         7,067
                                                                      ----------
            RESEARCH & CONSULTING SERVICES (0.4%)
   21,100   Dun & Bradstreet Corp.                                         1,641
   55,542   Verisk Analytics, Inc. "A"*                                    2,719
                                                                      ----------
                                                                           4,360
                                                                      ----------
            TRADING COMPANIES & DISTRIBUTORS (0.4%)
   77,800   WESCO International, Inc.*                                     5,165
                                                                      ----------


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                                                   Portfolio of Investments |  6

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            TRUCKING (0.8%)
  643,200   Hertz Global Holdings, Inc.*                              $    9,912
                                                                      ----------
            Total Industrials                                            135,435
                                                                      ----------
            INFORMATION TECHNOLOGY (22.5%)
            ------------------------------
            APPLICATION SOFTWARE (2.1%)
  285,000   Adobe Systems, Inc.*                                           9,564
  100,373   Autodesk, Inc.*                                                3,952
  114,055   FactSet Research Systems, Inc.                                11,960
                                                                      ----------
                                                                          25,476
                                                                      ----------
            COMMUNICATIONS EQUIPMENT (3.8%)
1,076,320   Cisco Systems, Inc.                                           21,688
  154,800   JDS Uniphase Corp.*                                            1,881
  355,410   Juniper Networks, Inc.*                                        7,616
  237,512   QUALCOMM, Inc.                                                15,163
    9,900   Riverbed Technology, Inc.*                                       195
                                                                      ----------
                                                                          46,543
                                                                      ----------
            COMPUTER HARDWARE (2.9%)
   57,870   Apple, Inc.*                                                  33,810
   50,100   Hewlett-Packard Co.                                            1,240
                                                                      ----------
                                                                          35,050
                                                                      ----------
            COMPUTER STORAGE & PERIPHERALS (1.3%)
  137,335   EMC Corp.*                                                     3,874
  188,200   NetApp, Inc.*                                                  7,308
  133,000   SanDisk Corp.*                                                 4,922
                                                                      ----------
                                                                          16,104
                                                                      ----------
            DATA PROCESSING & OUTSOURCED SERVICES (2.7%)
   54,565   Automatic Data Processing, Inc.                                3,035
  191,000   Fidelity National Information Services, Inc.                   6,431
   39,308   Global Payments, Inc.                                          1,825
  124,108   Visa, Inc. "A"                                                15,263
  303,375   Western Union Co.                                              5,576
                                                                      ----------
                                                                          32,130
                                                                      ----------
            ELECTRONIC MANUFACTURING SERVICES (0.3%)
  116,600   Molex, Inc.                                                    3,217
                                                                      ----------
            INTERNET SOFTWARE & SERVICES (2.6%)
   71,270   eBay, Inc.*                                                    2,926
   30,374   Google, Inc. "A"*                                             18,383
  288,599   VistaPrint N.V.*                                              10,762
                                                                      ----------
                                                                          32,071
                                                                      ----------
            IT CONSULTING & OTHER SERVICES (0.7%)
  147,400   iGATE Corp.*                                                   2,868
   17,900   International Business Machines Corp.                          3,707
  131,000   ServiceSource International*                                   2,172
                                                                      ----------
                                                                           8,747
                                                                      ----------
            OFFICE ELECTRONICS (0.1%)
  219,400   Xerox Corp.                                                    1,707
                                                                      ----------
            SEMICONDUCTOR EQUIPMENT (0.1%)
   89,400   Applied Materials, Inc.                                        1,072
                                                                      ----------
            SEMICONDUCTORS (2.4%)
   14,240   Altera Corp.                                                     507
   51,022   Analog Devices, Inc.                                           1,989
  486,800   Atmel Corp.*                                                   4,318
  121,400   Broadcom Corp. "A"*                                            4,443
   59,200   Intel Corp.                                                    1,681


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7  | USAA Growth & Income Fund

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
  330,000   Intersil Corp. "A"                                        $    3,389
   39,315   Linear Technology Corp.                                        1,286
   62,800   Microchip Technology, Inc.                                     2,219
  259,400   Skyworks Solutions, Inc.*                                      7,040
   55,600   Texas Instruments, Inc.                                        1,776
                                                                      ----------
                                                                          28,648
                                                                      ----------
            SYSTEMS SOFTWARE (3.3%)
   28,900   BMC Software, Inc.*                                            1,193
   48,000   CA, Inc.                                                       1,268
  439,791   Microsoft Corp.                                               14,082
  552,981   Oracle Corp.                                                  16,252
  414,400   Symantec Corp.*                                                6,846
                                                                      ----------
                                                                          39,641
                                                                      ----------
            TECHNOLOGY DISTRIBUTORS (0.2%)
   62,400   Arrow Electronics, Inc.*                                       2,624
                                                                      ----------
            Total Information Technology                                 273,030
                                                                      ----------
            MATERIALS (2.8%)
            ----------------
            DIVERSIFIED CHEMICALS (0.6%)
  203,800   Dow Chemical Co.                                               6,905
                                                                      ----------
            DIVERSIFIED METALS & MINING (0.3%)
   53,426   Compass Minerals International, Inc.                           4,088
                                                                      ----------
            FERTILIZERS & AGRICULTURAL CHEMICALS (0.3%)
   19,900   Agrium, Inc.                                                   1,749
   27,360   Potash Corp. of Saskatchewan, Inc.                             1,162
                                                                      ----------
                                                                           2,911
                                                                      ----------
            GOLD (0.3%)
   87,670   Barrick Gold Corp.                                             3,545
                                                                      ----------
            PAPER PACKAGING (0.4%)
   45,400   Rock-Tenn Co. "A"                                              2,830
   71,100   Sonoco Products Co.                                            2,355
                                                                      ----------
                                                                           5,185
                                                                      ----------
            PAPER PRODUCTS (0.2%)
   85,500   International Paper Co.                                        2,848
                                                                      ----------
            SPECIALTY CHEMICALS (0.7%)
  176,200   Celanese Corp. "A"                                             8,539
                                                                      ----------
            Total Materials                                               34,021
                                                                      ----------
            TELECOMMUNICATION SERVICES (1.6%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (0.9%)
  268,670   AT&T, Inc.                                                     8,842
   70,500   Verizon Communications, Inc.                                   2,847
                                                                      ----------
                                                                          11,689
                                                                      ----------
            WIRELESS TELECOMMUNICATION SERVICES (0.7%)
  401,700   MetroPCS Communications, Inc.*                                 2,932
  190,000   NII Holdings, Inc. "B"*                                        2,659
   90,000   Vodafone Group plc ADR                                         2,505
                                                                      ----------
                                                                           8,096
                                                                      ----------
            Total Telecommunication Services                              19,785
                                                                      ----------
            UTILITIES (2.2%)
            ----------------
            ELECTRIC UTILITIES (1.2%)
  101,100   Edison International                                           4,449
   27,300   Entergy Corp.                                                  1,790


================================================================================

                                                   Portfolio of Investments |  8

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
    97,870  NextEra Energy, Inc.                                      $    6,298
    45,700  Pinnacle West Capital Corp.                                    2,210
                                                                      ----------
                                                                          14,747
                                                                      ----------
            GAS UTILITIES (0.1%)
    17,100  ONEOK, Inc.                                                    1,469
                                                                      ----------
            MULTI-UTILITIES (0.9%)
   132,000  CenterPoint Energy, Inc.                                       2,668
    25,700  Dominion Resources, Inc.                                       1,341
   101,800  PG&E Corp.                                                     4,497
    84,300  Xcel Energy, Inc.                                              2,281
                                                                      ----------
                                                                          10,787
                                                                      ----------
            Total Utilities                                               27,003
                                                                      ----------
            Total Common Stocks (cost: $998,021)                       1,193,195
                                                                      ----------
            EXCHANGE-TRADED FUNDS (0.3%)
    16,900  MidCap SPDR Trust Series 1 (cost:  $2,280)                     3,045
                                                                      ----------
            Total Equity Securities
            (cost: $1,000,301)                                         1,196,240
                                                                      ----------
            MONEY MARKET INSTRUMENTS (1.7%)

            MONEY MARKET FUNDS (1.7%)
20,266,469  State Street Institutional Liquid Reserve Fund,
            0.21% (a)(cost: $20,267)                                      20,267
                                                                      ----------

            TOTAL INVESTMENTS (COST: $1,020,568)                      $1,216,507
                                                                      ==========

($ IN 000s)                                               VALUATION HIERARCHY
                                                          --------------------
                                                 (LEVEL 1)       (LEVEL 2)     (LEVEL 3)
                                               QUOTED PRICES       OTHER      SIGNIFICANT
                                                 IN ACTIVE      SIGNIFICANT   UNOBSERVABLE
                                                  MARKETS       OBSERVABLE       INPUTS
                                               FOR IDENTICAL      INPUTS
ASSETS                                            ASSETS                                            TOTAL
---------------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                                $   1,193,195    $        --   $         --    $ 1,193,195
  Exhange-Traded Funds                                 3,045             --             --          3,045
Money Market Instruments:
  Money Market Funds                                  20,267             --             --         20,267
---------------------------------------------------------------------------------------------------------
Total                                          $   1,216,507    $        --   $         --    $ 1,216,507
---------------------------------------------------------------------------------------------------------

================================================================================

9  | USAA Growth & Income Fund

================================================================================

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                                   COMMON STOCKS
--------------------------------------------------------------------------------
Balance as of July 31, 2011                                                 $280
Purchases                                                                      -
Sales                                                                        (20)
Transfers into Level 3                                                         -
Transfers out of Level 3                                                       -
Net realized gain (loss)                                                    (578)
Change in net unrealized appreciation/depreciation                           318
--------------------------------------------------------------------------------
Balance as of April 30, 2012                                                  $-
--------------------------------------------------------------------------------

For the period of August 1, 2011, through April 30, 2012, there were no transfers of securities between levels. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

April 30, 2012 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 46 separate funds. The information presented in this quarterly report pertains only to the USAA Growth & Income Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund has two classes of shares: Growth & Income Fund Shares (Fund Shares) and Growth & Income Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Adviser Shares permit investors to purchase shares through financial intermediaries, banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Asset Management Company (the Manager), an affiliate of the Fund, and the Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's

================================================================================

11  | USAA Growth & Income Fund

================================================================================

subadvisers have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

6. Repurchase agreements are valued at cost, which approximates market value.

7. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadvisers, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the

================================================================================

                                         Notes to Portfolio of Investments |  12

================================================================================

measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

D. LENDING OF PORTFOLIO SECURITIES -- The Fund, through its third-party securities-lending agent, Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Imbalances in cash collateral may occur on days where market volatility causes security prices to change significantly, and are adjusted the next business day. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Citibank has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. The Fund had no securities out on loan as of April 30, 2012.

E. As of April 30, 2012, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of April 30, 2012, were $234,448,000 and $38,509,000, respectively, resulting in net unrealized appreciation of $195,939,000.

================================================================================

13  | USAA Growth & Income Fund

================================================================================

F. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $1,213,260,000 at April 30, 2012, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 6.1% of net assets at April 30, 2012.

G. The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940 that would otherwise be applicable.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
REIT   Real estate investment trust

SPECIFIC NOTES

(a) Rate represents the money market fund annualized seven-day yield at April 30, 2012.
*      Non-income-producing security.

================================================================================

                                         Notes to Portfolio of Investments |  14

ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                            SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended April 30, 2012

By:*     /S/ ADYM W. RYGMYR
         --------------------------------------------------------------
         Signature and Title:  Adym W. Rygmyr, Secretary

Date:     06/22/12
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /S/ R. MATTHEW FREUND
         --------------------------------------------------------------
         Signature and Title:  R. Matthew Freund, Senior Vice-President

Date:     06/27/12
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     06/26/12
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.